Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended			12 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Aug. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Voting ownership interest				50.00%
Ownership percentage				100.00%
Cash				$ 31,600,000
Working capital deficit				2,100,000
Net loss				21,100,000
Net cash used in operating activities				3,300,000
Stock-based compensation				10,400,000
Bad debt write-off and provision				7,600,000
Investment loss accounts				2,300,000
Non-cash expenses				800,000
Total proceeds		$ 4,700,000
Gross proceeds	$ 2,600,000
Aforementioned bank credit line for further borrowing				290,000
Impairment charges				228,506
Forest land use rights impairment				$ 148,795
VAT percentage				17.00%
Advertising and promotion costs				$ 491,684	$ 355,078	$ 309,446
Foreign currency translation, description				The balance sheet amounts, with the exception of equity, at March 31, 2023 and 2022 were translated at 1 USD to 6.8676 RMB and at 1 USD to 6.3393 RMB, respectively. The average translation rates applied to income and cash flow statement amounts for years ended March 31, 2023 and 2022 were at 1 USD to 6.8516 RMB and at 1 USD to 6.4180 RMB, respectively.
Cost of Goods, Total [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total proceeds			$ 4,700,000